Regulation - Other Electric (Details)		12 Months Ended		36 Months Ended
	Mar. 01, 2016	Dec. 31, 2018 company license	Dec. 31, 2017	Dec. 31, 2018 company
Newfoundland Power Inc. | PUB
Public Utilities, General Disclosures [Line Items]
ROE (percent)				8.50%
Capital structure of common equity (percent)				45.00%
Maritime Electric | IRAC
Public Utilities, General Disclosures [Line Items]
ROE (percent)	9.35%
Capital structure of common equity (percent)	40.00%
ROE rate term	3 years
FortisOntario
Public Utilities, General Disclosures [Line Items]
Franchise agreement term		35 years
FortisOntario | Electric Utilities
Public Utilities, General Disclosures [Line Items]
Number of utilities		3		3
PBR term		5 years
FortisOntario | Electric Utilities, future test year to establish rates
Public Utilities, General Disclosures [Line Items]
Number of utilities		2		2
FortisOntario | OEB
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)		40.00%
FortisOntario | OEB | Minimum
Public Utilities, General Disclosures [Line Items]
ROE (percent)		8.78%	8.78%
FortisOntario | OEB | Maximum
Public Utilities, General Disclosures [Line Items]
ROE (percent)		9.30%	9.30%
FortisOntario | OEB | Electric Utilities
Public Utilities, General Disclosures [Line Items]
Number of utilities		3		3
Caribbean Utilities | Government of the Cayman Islands
Public Utilities, General Disclosures [Line Items]
T & D license term		20 years
Generation license term		25 years
Caribbean Utilities | Government of the Cayman Islands | Minimum
Public Utilities, General Disclosures [Line Items]
ROA (percent)		7.00%	6.75%
Caribbean Utilities | Government of the Cayman Islands | Maximum
Public Utilities, General Disclosures [Line Items]
ROA (percent)		9.00%	8.75%
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Number of utilities		2		2
Fortis Turks and Caicos | Government of the Turks and Caicos Islands
Public Utilities, General Disclosures [Line Items]
Licenses (number) | license		2
Operating license term		50 years
Fortis Turks and Caicos | Government of the Turks and Caicos Islands | Minimum
Public Utilities, General Disclosures [Line Items]
ROA (percent)		15.00%
Fortis Turks and Caicos | Government of the Turks and Caicos Islands | Maximum
Public Utilities, General Disclosures [Line Items]
ROA (percent)		17.50%